Inx Token Warrant Liability (Details) - Schedule of warrant liability composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrant liability composition [Abstract]
Obligation to issue INX Tokens to early investors	$ 318	$ 109
Warrants granted to employees and service providers	3,931	4
Total	$ 4,249	$ 113